Significant non-cash investing and financing transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-Cash Transactions [Abstract]
Transfer from construction-in-progress to other assets	₩ 10,189,527	₩ 14,052,094	₩ 8,656,252
Recognition of asset retirement cost and related provision for decommissioning costs	895,507	2,425,668	310,272
Transfer from provision for disposal of spent nuclear fuel to accrued expenses	395,921	376,103	482,699
Transfer from long-term borrowings and debt securities to current portion of long-term borrowings and debt securities	9,237,883	7,759,284	7,100,846
Transfer from inventory to stored nuclear fuel	1,055,974	1,129,374	0
Transfer of right-of-use assets due to change in accounting policy	₩ 291,334	₩ 5,364,647	₩ 0